Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Parenthetical) (Detail) - Designated hedges [member]
₨ in Millions, £ in Millions
12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Financial instrument designated as hedging instruments in net investment hedge relationship	₨ 109,166.5	₨ 91,833.0	£ 1,074	£ 924
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss on fair value changes attributable to hedged interest rate risk	6,488.9	6,780.5
Derivatives in hedging relationship [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated as hedged in fair value hedge relationship	₨ 77,575.7	₨ 74,735.6